CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF OPTION PRICING MODEL

The inputs used in the Black-Scholes Option Pricing Model are as follows:

	January 31,	November 1,	October 31,	June 15,	July 27,
	2022	2021	2021	2021	2020
Risk free rate of interest	1.51%	1.07%	1.08%	0.31%	0.26%
Expected life in years	0.45 years	0.70 years	1.11 years	1.50 year	0.74 year
Conversion exercise price	CA$0.12	CA$0.12	$0.10	$0.10	CA$0.15
Underlying share price of the Company	CA$0.44	CA$0.75	$0.59	$0.19	CA$0.13
Expected volatility	109.11%	124.34%	107.62%	87.17%	82.54%
Expected dividend rate	Nil	Nil	Nil	Nil	Nil

The inputs used in the Black-Scholes Option Pricing Model are as follows:

	October 31,	June 15,	July 27,
	2021	2021	2020
Risk free rate of interest	1.08%	0.31%	0.26%
Expected life in years	1.11 years	1.50 year	0.74 year
Conversion exercise price	$0.10	$0.10	CA$0.15
Underlying share price of the Company	CA$0.73	CA$0.23	CA$0.13
Expected volatility	107.62%	87.17%	82.54%
Expected dividend rate	Nil	Nil	Nil

SCHEDULE OF DERIVATIVE INSTRUMENTS

	July 2020 Convertible Debenture	June 2021 Convertible Debenture	July 2021 Convertible Debenture	Total
	$	$	$	$

Debt Host Liability
Balance, October 31, 2020	96,318	–	–	96,318
Value of debt host liability recognized	–	1	–	1
Accretion and interest expense	23,587	43	63	23,693
Conversion	(125,560)	–	–	(125,560)
Foreign currency translation	5,655	–	–	5,655
Balance, October 31, 2021	–	44	63	107
Effects of change in functional currency	–	1,500,000	–	1,500,000
Accretion and interest expense	–	529	9,244	9,773
Conversion	–	(300,000)	–	(300,000)
Foreign currency translation	–	–	(45)	(45)
Balance, January 31, 2022	–	1,200,573	9,262	1,209,835

Embedded Derivative Liability
Balance, October 31, 2020	20,123	–	–	20,123
Fair value of embedded derivative liability recognized	–	1,646,600	–	1,646,600
Fair value adjustment	(16,058)	5,717,328	–	5,701,270
Conversion	(5,247)	–	–	(5,247)
Foreign currency translation	1,182	85,772	–	86,954
Balance, October 31, 2021	–	7,449,700	–	7,449,700
Effects of change in functional currency	–	(7,449,700)	421,094	(7,028,606)
Fair value adjustment	–	–	(205,450)	(205,450)
Foreign currency translation	–	–	(3,914)	(3,914)
Balance, January 31, 2022	–	–	211,730	211,730

Debt Discount
Balance, October 31, 2021	–	–	–	–
Effects of change in functional currency	–	(1,500,000)	–	(1,500,000)
Amortization	–	300,034	–	300,034
Balance, January 31, 2022	–	(1,199,966)	–	(1,199,966)

Combined Value of Convertible Debenture
Balance, October 31, 2020	116,441	–	–	116,441
Balance, October 31, 2021	–	7,449,744	63	7,449,807
Balance, January 31, 2022	–	607	220,992	221,599

	July 2020 Convertible Debenture	June 2021 Convertible Debenture	July 2021 Convertible Debenture	Total
	$	$	$	$

Debt Host Liability
Value of debt host liability recognized	87,083	–	–	87,083
Accretion and interest expense	8,751	–	–	8,751
Foreign currency translation	484	–	–	484
Balance, October 31, 2020	96,318	–	–	96,318
Value of debt host liability recognized	–	1	–	1
Accretion and interest expense	23,587	43	63	23,693
Conversion	(125,560)	–	–	(125,560)
Foreign currency translation	5,655	–	–	5,655
Balance, October 31, 2021	–	44	63	107

Embedded Derivative Liability
Fair value of embedded derivative liability recognized	25,041	–	–	25,041
Fair value adjustment	(4,979)	–	–	(4,979)
Foreign currency translation	61	–	–	61
Balance, October 31, 2020	20,123	–	–	20,123
Fair value of embedded derivative liability recognized	–	1,646,600	–	1,646,600
Fair value adjustment	(16,058)	5,717,328	–	5,701,270
Conversion	(5,247)	–	–	(5,247)
Foreign currency translation	1,182	85,772	–	86,954
Balance, October 31, 2021	–	7,449,700	–	7,449,700

Combined Value of Convertible Debenture
Balance, October 31, 2020	116,441	–	–	116,441
Balance, October 31, 2021	–	7,449,744	63	7,449,807

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated